RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT (Details) CAD in Thousands, $ in Thousands	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015 CAD	Mar. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($) shares	Oct. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
RELATED-PARTY TRANSACTIONS
Total interest and other income from affiliates						$ 101,494	$ 111,749	$ 205,648	$ 219,099	$ 437,435	$ 414,957	$ 392,463
Affiliated receivables				$ 58,731		49,702		49,702		58,731	110,148
Affiliated debt				862,445						862,445	351,004
Tax receivable due from related party								28,415		62,515	6,044
Other information
Accounts payable and other accrued liabilities payable to related parties				5,282		27,407		27,407		5,282	3,716
Payment received on tax receivable purchased from affiliate					$ 68,707
Interest expense to related affiliates						6,456	7,895	17,313	9,423	30,477	24,105	34,512
Equipment held for sale				$ 129,700		173,876		173,876		129,700	40,750
Dividends paid to CNH Industrial Canada Ltd.								551		23,803
CNH Industrial North America
RELATED-PARTY TRANSACTIONS
Retail subsidy						48,603	57,324	99,489	116,826	228,023	219,171	209,952
Wholesale subsidy						37,151	42,987	74,812	80,812	161,308	158,313	148,997
Operating lease subsidy						15,740	$ 11,438	31,347	$ 21,461	$ 48,035	$ 35,889	30,376
Lending funds												352
CNH Industrial America LLC
RELATED-PARTY TRANSACTIONS
Rate of accounts and notes receivable (as a percent)										0.00%	0.00%
Rate of debt due (as a percent)				3.92%						3.92%	3.92%
Affiliated receivables				$ 39,677		26,706		26,706		$ 39,677	$ 80,786
Affiliated debt				713,230						713,230	$ 274,525
Other information
Equipment held for sale				$ 19,541		13,889		13,889		$ 19,541
CNH Industrial Canada LLC
RELATED-PARTY TRANSACTIONS
Rate of accounts and notes receivable (as a percent)										0.00%	0.00%
Rate of debt due (as a percent)				5.05%						5.05%	4.97%
Affiliated receivables				$ 6,763		$ 10,705		$ 10,705		$ 6,763	$ 17,071
Affiliated debt				$ 149,215						$ 149,215	76,479
CNH Industrial Canada LLC | CNH Industrial Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity | shares				76,618,488						76,618,488
Reference rate for dividends								12-month LIBOR		12-month LIBOR
Margin on reference rate for dividends (as a percent)				1.20%		1.20%		1.20%		1.20%
Dividends paid to CNH Industrial Canada Ltd.	CAD 668	$ 551	CAD 25,684	$ 23,803
Other affiliates
RELATED-PARTY TRANSACTIONS
Wholesale subsidy											$ 1,584	2,784
Lending funds										$ 69		$ 2
Rate of accounts and notes receivable (as a percent)										0.00%	0.00%
Affiliated receivables				$ 12,291		$ 12,291		$ 12,291		$ 12,291	$ 12,291